Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000169940
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%	5.50%	6.05%
Without Sales Load [Member] | C000005534
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	5.39%		5.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	4.64%	5.16%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	4.64%		4.31%